Investment in Operating Leases	12 Months Ended
Mar. 31, 2018
Leases [Abstract]
Investment in Operating Leases

6. Investment in Operating Leases

Investment in operating leases at March 31, 2017 and 2018 consists of the following:

	Millions of yen
	2017	2018
Transportation equipment	¥1,144,511	¥1,249,683
Measuring and information-related equipment	237,597	245,492
Real estate	451,367	395,533
Other	23,414	29,118

	1,856,889	1,919,826
Accumulated depreciation	(566,946)	(605,415)

Net	1,289,943	1,314,411
Accrued rental receivables	23,221	30,515

	¥1,313,164	¥1,344,926

For fiscal 2016, 2017 and 2018, gains from the disposition of real estate under operating leases included in operating lease revenues are ¥18,768 million, ¥53,004 million and ¥16,383 million, respectively, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues are ¥19,572 million, ¥16,261 million and ¥18,908 million, respectively.

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	2016	2017	2018
Depreciation expenses	¥184,768	¥185,277	¥195,047
Various expenses	60,301	58,260	57,280

	¥245,069	¥243,537	¥252,327

The operating lease contracts include non-cancelable lease terms that range up to 17 years at March 31, 2018. The minimum future rentals on non-cancelable operating leases due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2019	¥219,243
2020	153,121
2021	109,728
2022	74,251
2023	44,350
Thereafter	70,262

Total	¥670,955